Income Taxes	12 Months Ended
Nov. 30, 2019
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The provision for income taxes for continuing operations are as follows (in thousands):

	Twelve Months Ended November 30, 2019	Eleven Months Ended November 30, 2018	Twelve Months Ended December 31, 2017
Current taxes:
U.S. Federal	$(10,000)	$10,000	$(1,060)
U.S. state and local	53,211	37,439	33,132
Foreign	11,026	11,077	14,597
Total current	54,237	58,516	46,669

Deferred taxes:
U.S. Federal	83,197	39,448	586,014
U.S. state and local	(73,482)	(73,013)	1,452
Foreign	(3,324)	(5,943)	8,151
Total deferred	6,391	(39,508)	595,617

Recognition of accumulated other comprehensive income lodged taxes	(544,583)	—	—

Total income tax provision (benefit)	$(483,955)	$19,008	$642,286

The following table presents the U.S. and non-U.S. components of income from continuing operations before income taxes (in thousands):

	Twelve Months Ended November 30, 2019	Eleven Months Ended November 30, 2018	Twelve Months Ended December 31, 2017

U.S.	$495,566	$284,177	$535,955
Non-U.S. (1)	(16,958)	11,923	70,547
Income from continuing operations before income taxes	$478,608	$296,100	$606,502

(1)	For purposes of this table, non-U.S. income is defined as income generated from operations located outside the U.S.

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Act which reduced the U.S. federal corporate tax rate from 35% to 21%, as well as other changes.

Income tax expense differed from the amounts computed by applying the U.S. Federal statutory income tax rates of 21% for the twelve months ended November 30, 2019 and eleven months ended November 30, 2018 and 35% for the twelve months ended December 31, 2017 to income from continuing operations before income taxes as a result of the following (dollars in thousands):

	Twelve Months Ended November 30, 2019		Eleven Months Ended November 30, 2018		Twelve Months Ended December 31, 2017
	Amount	Percent	Amount	Percent	Amount	Percent

Computed expected federal income tax	$100,508	21.0%	$62,181	21.0%	$212,276	35.0%
Increase (decrease) in income taxes resulting from:
State and local income taxes, net of federal income tax benefit	25,648	5.4	12,391	4.2	14,115	2.3
Recognition of accumulated other comprehensive income lodged taxes	(544,583)	(113.8)	—	—	—	—
International operations (including foreign rate differential)	4,518	0.9	1,823	0.6	(11,577)	(1.9)
Decrease in valuation allowance	(19,993)	(4.2)	(48,058)	(16.2)	—	—
Permanent differences	10,545	2.2	12,331	4.2	4,933	0.8
Foreign tax credits	(5,012)	(1.0)	(9,046)	(3.1)	(32,974)	(5.4)
Deferred tax asset remeasurement related to the Tax Act	—	—	5,673	1.9	415,000	68.4
Transition tax on foreign earnings related to the Tax Act	(6,708)	(1.4)	2,590	0.9	35,500	5.9
Base erosion and anti-abuse tax (BEAT)	(10,000)	(2.1)	10,000	3.4	—	—
Change in unrecognized tax benefits related to prior years	(20,512)	(4.3)	(19,783)	(6.7)	1,553	0.3
Spectrum Brands distribution	11,996	2.5	—	—	—	—
Acquisition of HomeFed	(36,779)	(7.7)	—	—	—	—
Other, net	6,417	1.4	(11,094)	(3.8)	3,460	0.5
Actual income tax provision	$(483,955)	(101.1)%	$19,008	6.4%	$642,286	105.9%

As discussed above, during the second quarter of 2019, we completed the sale of our available for sale portfolio. In connection therewith, we recognized a tax benefit of $544.6 million during the twelve months ended November 30, 2019. Unrealized gains and losses on available for sale securities, and their associated tax impacts, are recorded directly to equity as part of the Accumulated other comprehensive income (loss) balance. Following the portfolio approach, when unrealized gains and losses and their associated tax impacts are recorded at a then current tax rate, and then realized later at a different tax rate, the difference between the tax impact initially recorded in Accumulated other comprehensive income (loss) and the tax impact removed from Accumulated other comprehensive income (loss) upon realization remains in Accumulated other comprehensive income (loss) until the disposal of the portfolio and is referred to as a "lodged tax effect." Large changes in the fair value of our available for sale securities, primarily during 2008 through 2010, combined with fluctuations in our tax rate during those periods, generated a lodged tax benefit of $544.6 million. As a result of recent steps to improve our Corporate investment management efforts, we sold the remaining portion of our available for sale portfolio in the second quarter of 2019, which resulted in the realization of the $544.6 million tax benefit. While this realization did not impact total equity, it resulted in a tax benefit reflected in the Consolidated Statement of Operations of $544.6 million and, as a result, Retained earnings increased and Accumulated other comprehensive income (loss) decreased by corresponding amounts.

The following table presents a reconciliation of gross unrecognized tax benefits (in thousands):

	Twelve Months Ended November 30, 2019	Eleven Months Ended November 30, 2018	Twelve Months Ended December 31, 2017

Balance at beginning of period	$197,320	$169,020	$148,848
Increases based on tax positions related to the current period	42,306	48,083	18,619
Increases based on tax positions related to prior periods	33,007	17,521	10,358
Decreases based on tax positions related to prior periods	(11,006)	(36,324)	(8,805)
Decreases related to settlements with taxing authorities	(1,489)	(980)	—
Balance at end of period	$260,138	$197,320	$169,020

Interest and penalties related to unrecognized tax benefits are recorded as components of the provision for income taxes. Net interest expense (benefit) related to unrecognized tax benefits was $13.1 million, $(3.1) million and $9.7 million for the twelve months ended November 30, 2019, the eleven months ended November 30, 2018 and the twelve months ended December 31, 2017, respectively. At November 30, 2019 and 2018, we had interest accrued of approximately $67.2 million and $54.1 million, respectively, included in Payables, expense accruals and other liabilities in the Consolidated Statements of Financial Condition. No material penalties were accrued for the twelve months ended November 30, 2019, the eleven months ended November 30, 2018 and the twelve months ended December 31, 2017.

The statute of limitations with respect to our federal income tax returns has expired for all years through 2015. We are currently under examination by various major tax jurisdictions. Prior to becoming a wholly-owned subsidiary, Jefferies Group filed a consolidated U.S. federal income tax return with its qualifying subsidiaries and was subject to income tax in various states, municipalities and foreign jurisdictions and Jefferies Group is also currently under examination by various major tax jurisdictions. We do not expect that resolution of these examinations will have a significant effect on the Consolidated Statements of Financial Condition, but could have a significant impact on the Consolidated Statements of Operations for the period in which resolution occurs. It is reasonably possible that, within the next twelve months, statutes of limitation will expire which could have the effect of reducing the balance of unrecognized tax benefits by $13.0 million.

The principal components of deferred taxes are as follows (in thousands):

	November 30, 2019	November 30, 2018
Deferred tax asset:
Net operating loss carryover	$48,695	$282,650
Compensation and benefits	260,590	269,788
Tax credits	91,390	66,272
Securities valuation reserves	92,407	76,931
Other	213,338	156,751
	706,420	852,392
Valuation allowance	(18,519)	(38,512)
	687,901	813,880
Deferred tax liability:
Amortization of intangible assets	(68,933)	(69,970)
Investment in associated companies	(76,308)	(171,006)
Other	(80,192)	(60,115)
	(225,433)	(301,091)
Net deferred tax asset	$462,468	$512,789

The valuation allowance represents the portion of our deferred tax assets for which it is more likely than not that the benefit of such items will not be realized. We believe that the realization of the net deferred tax asset of $462.5 million at November 30, 2019 is more likely than not based on expectations of future taxable income in the jurisdictions in which we operate.
As of November 30, 2019, we have consolidated U.S. federal net operating loss carryovers ("NOLs") of $111.4 million that may be used to offset future taxable income, and these NOLs expire in 2035. We have various state NOLs that expire at different times, which are reflected in the above table to the extent our estimate of future taxable income will be apportioned to those states. A deferred tax asset of $5.2 million related to net operating losses in Europe has been partially offset by a valuation allowance of $1.8 million, while $0.3 million of deferred tax assets related to net operating losses in Asia has been fully offset by a valuation allowance. Uncertainties that may affect the utilization of our tax attributes include future operating results, tax law changes, rulings by taxing authorities regarding whether certain transactions are taxable or deductible and expiration of carryforward periods.

Under certain circumstances, the ability to use the NOLs and future deductions could be substantially reduced if certain changes in ownership were to occur. In order to reduce this possibility, our certificate of incorporation includes a charter restriction that prohibits transfers of our common stock under certain circumstances.

As a result of planning related to the Tax Act, during fiscal 2018, several of our foreign subsidiaries have made tax elections to be treated as branches of the U.S. for federal income tax purposes (commonly referred to as "check-the-box" elections) effective during various times during 2018. We believe that, as a result of these foreign subsidiaries being treated as branches of the U.S. for federal income tax purposes, rather than as controlled foreign corporations, we will reduce the future tax impact of the base erosion and anti-abuse tax ("BEAT") and the tax on global intangible low-taxed income ("GILTI") provisions, which became effective starting in fiscal 2018 and fiscal 2019, respectively. We recorded a provision of $10.0 million for BEAT in the eleven months ended November 30, 2018 and reversed the full amount during the twelve months ended November 30, 2019, based on new information.

The new tax on GILTI became applicable in fiscal 2019. As a result, we made an accounting policy election in the first quarter of 2019 to treat GILTI as a period cost if and when incurred.

We have recorded a cumulative net tax expense of $452.1 million from the impact of the Tax Act during the twelve months ended November 30, 2019, the eleven months ended November 30, 2018 and the twelve months ended December 31, 2017. This amount consisted of a $420.7 million expense related to the revaluation of our deferred tax asset and a $31.4 million expense related to the deemed repatriation of foreign earnings. The measurement period as permitted by Staff Accounting Bulletin No. 118, which was issued by SEC staff on December 22, 2017, was closed during the quarter ended February 28, 2019 and we have completed our accounting as it relates to the Tax Act.